IMPAIRMENT AND IMPAIRMENT REVERSALS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 $ / $ $ / oz	Dec. 31, 2016 USD ($) $ / $ $ / oz
Canadian Malartic joint operation
Impairment Reversals
Nominal discount rate (as a percent)		6.00%
Estimate of future gold price | $ / oz	1,300	1,250
Inflation rate (as a percent)	2.00%
Canadian Malartic joint operation | Minimum
Impairment Reversals
Nominal discount rate (as a percent)	5.75%
Foreign exchange rates	0.78	0.75
Canadian Malartic joint operation | Maximum
Impairment Reversals
Nominal discount rate (as a percent)	9.00%
Foreign exchange rates	0.80	0.80
Meadowbank mine
Impairment Reversals
Nominal discount rate (as a percent)		7.25%
Estimate of future gold price | $ / oz		1,250
Inflation rate (as a percent)	2.00%
Impairment loss | $		$ 0
Gain on impairment reversal | $		37,200
Net of tax for gain on impairment reversal | $		$ 27,600
Meadowbank mine | Minimum
Impairment Reversals
Foreign exchange rates		0.75
Meadowbank mine | Maximum
Impairment Reversals
Foreign exchange rates		0.80
Meliadine project
Impairment Reversals
Nominal discount rate (as a percent)		9.00%
Estimate of future gold price | $ / oz		1,250
Inflation rate (as a percent)	2.00%
Gain on impairment reversal | $		$ 83,000
Net of tax for gain on impairment reversal | $		$ 53,600
Meliadine project | Minimum
Impairment Reversals
Foreign exchange rates		0.75
Meliadine project | Maximum
Impairment Reversals
Foreign exchange rates		0.80